Disclosure of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	$ 41
Intangible assets, closing amount	38	$ 41
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	41
Intangible assets, closing amount	38	41
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	141	130
Additions	16	11
Intangible assets, closing amount	157	141
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	(100)	(82)
Amortization	(19)	(18)
Intangible assets, closing amount	$ (119)	$ (100)